Day Hagan Tactical Dividend Fund

A series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for Day Hagan Tactical Dividend Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, on July 25, 2018, (SEC Accession No. 0001580642-18-003500).